COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Depreciation expense	$ 42,243	$ 12,997	$ 19,714
Property plant and equipment	$ 320,700	41,929	31,404
Shares issued	320,700
Share price	$ 1.00
Atlas Lthium Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Acounts Receivable - Related Party		$ 0	$ 85,203
Mineracao Apollo Ltda [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Payable, Current	$ 674,461